Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The accompanying financial statements are presented on the accrual basis of accounting and include certain accrued administrative expenses and employer contributions receivable which are not accrued on the Form 5500.
The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024.

	2025	2024
Net assets available for plan benefits per financial statements	$1,108,708,164	$994,352,018
Employer contributions receivable	(10,272,001)	(6,460,527)
Accrued administrative expenses	113,153	107,500
Adjustment from contract value to fair value for fully-benefit responsive investment contracts	(1,467,407)	(2,982,545)
Net assets available for plan benefits per Form 5500	$1,097,081,909	$985,016,446
The following is a reconciliation of the net increase in net assets available for plan benefits before Plan transfer per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024.

	2025	2024
Net increase in net assets available for plan benefits per financial statements	$114,356,146	$44,373,817
Prior year employer contributions receivable	6,460,527	9,995,343
Prior year accrued administrative expenses	(107,500)	(99,355)
Prior year adjustment from contract value to fair value for fully-benefit responsive contracts	2,982,545	3,255,802
Current year employer contributions receivable	(10,272,001)	(6,460,527)
Current year accrued administrative expenses	113,153	107,500
Current year adjustment from contract value to fair value for fully-benefit responsive contracts	(1,467,407)	(2,982,545)
Net increase in net assets available for plan benefits per Form 5500	$112,065,463	$48,190,035